SHORT TERM LOAN	12 Months Ended
Dec. 31, 2013
SHORT TERM LOAN
12.	SHORT TERM LOAN

Short-term loan outstanding as of December 31, 2013 represented a bank borrowing of US$100,600,000 obtained from China Merchant Bank, Hong Kong Branch, with a variable interest rate of the higher of 3-month LIBOR plus 1.2% per annum or the China Merchant Bank, Hong Kong Branch’s cost of fund plus 1.2% per annum. The short term loan matures on June 25, 2014. The bank borrowing was made in connection with the dividend distribution declared on February 22, 2013 (Note 22).